Significant subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Headhunter LLC
Disclosure of subsidiaries [line items]
Country of incorporation	Russia
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Zarplata.ru LLC
Disclosure of subsidiaries [line items]
Country of incorporation	Russia
Proportion of ownership interest in subsidiary	100.00%
Zemenik LLC
Disclosure of subsidiaries [line items]
Country of incorporation	Russia
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Headhunter FSU Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Cyprus
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Headhunter KZ LLC
Disclosure of subsidiaries [line items]
Country of incorporation	Kazakhstan
Proportion of ownership interest in subsidiary	66.00%	66.00%	66.00%
100 Rabot TUT LLC
Disclosure of subsidiaries [line items]
Country of incorporation	Belarus
Proportion of ownership interest in subsidiary	50.00%	50.00%	50.00%
Vsya rabota LLC
Disclosure of subsidiaries [line items]
Country of incorporation	Belarus
Proportion of ownership interest in subsidiary	50.00%